Warrants	12 Months Ended
Dec. 31, 2025
Warrants
Warrants

21Warrants

Warrant liability at fair value through profit and loss

The following warrants are in issue but not exercised, and are recorded as a liability:

	December 31, 2025	December 31, 2024
	Number	Number
Public Warrants	15,264,935	15,264,935
Convertible Notes Warrants	4,000,000	4,000,000
Outstanding, end of year	19,264,935	19,264,935

Recorded as a liability, the following shows the change in fair value:

£ 000
January 1, 2024	907
Change in fair value recognized in profit or loss	(479)
Foreign exchange movements	6
December 31, 2024	434
Change in fair value recognized in profit or loss	(120)
Foreign exchange movements	(27)
December 31, 2025	287

21Warrants (continued)

The Public Warrants and Convertible Notes warrants expire on December 16, 2026, or earlier upon redemption or liquidation. Each such warrant entitles the registered holder to purchase 1/10 of one share of common stock, meaning that ten warrants must be exercised for a holder of warrants to receive one ordinary share of the Company at a price of $115.00 per share. Such warrants may only be exercised for a whole number of shares.

Once such warrants become exercisable, the Company may redeem such warrants at a price of $0.10 per warrant if the closing price of the common stock equals or exceeds $180.00 per share for any 20 trading days within a 30-trading day period.

The exercise price and number of common stock issuable upon exercise of warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger, or consolidation. Warrants will not be adjusted for issuances of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

On December 4, 2024, the New York Stock Exchange (the “NYSE”) filed a Form 25 with the SEC, removing the Public Warrants from their listing on the NYSE.

Warrants recognized within equity

The following warrants (and options) are in issue but not exercised:

	Warrants and options in issue		Warrant reserve
	2025	2024	2025	2024
	No.	No.	£ 000	£ 000
Tranche A Warrants	7,450,000	—	8,951	—
Tranche B Warrants	7,500,000	—	14,212	—
SF Warrants	50,000,000	50,000,000	3,907	3,907
Virgin Atlantic Warrants	2,625,000	2,625,000	8,558	8,558
MWC Options	2,000,000	2,000,000	1,010	1,010
	69,575,000	54,625,000	36,638	13,475

The public Tranche A Warrants and Tranche B Warrants were issued on January 24, 2025 in connection with the January 2025 Offering, with each such warrant exercisable for one ordinary share of the Company at an exercise price of $6.00 and $7.50, respectively.

During the year ending December 31, 2025, holders of 50,000 Tranche A Warrants exercised their warrants for 50,000 ordinary shares at an exercise price of $6.00 per share, resulting in gross proceeds of $300 thousand.

The private SF Warrants were issued on March 13, 2024 to Stephen Fitzpatrick pursuant to the SF Warrant Instrument, with 10 such warrants exercisable for one ordinary share of the Company at an exercise price of $50.00.

The initial Virgin Atlantic Warrants were issued on December 16, 2021 to Virgin Atlantic pursuant to the Virgin Atlantic Warrant Instrument, with 10 such warrants exercisable for one ordinary share of the Company at an exercise price of $100.00.

Additionally, on December 16, 2021, Marcus Waley-Cohen was awarded 2,000,000 private options, with 10 such options exercisable for one ordinary share of the Company at an exercise price of $115.00.

These warrants and options meet the fixed-for-fixed criterion and are therefore recognized within equity as other reserves until the point of exercise. The amount classified to other reserves on initial recognition reclassified to share capital and share premium upon exercise.